FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /      (a)
             or fiscal year ending: 12/31/00    (b)

Is this a transition report?:  (Y/N)  _N_

Is this an amendment to a previous filing?  (Y/N)  _N_

Those items or sub-items with a slashed box "[/]" after the item numbers should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Washington National Variable Annuity Fund A

      B.    File Number: 811-1661

      C.    Telephone Number: (317) 817-6300

2.    A.    Street: 11815 N. Pennsylvania Street

      B.    City: Carmel   C. State: IN   D. Zip Code: 46032   E. Zip Ext: 5424

      E.    Foreign Country:

3.    Is this the first filing on this form by Registrant? (Y/N) _N_

4.    Is this the last filing on this form by Registrant? (Y/N) _N_

5. Is Registrant a small business investment company (SBIC)? (Y/N) _N_ [If answer is "Y" (yes), complete only items 89-110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) _Y_

      [If answer is "Y" (yes), complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N) _N_

      B. How many separate series or portfolios did Registrant have at the end of the period? ____

111.  A. [ ] Depositor Name: WASHINGTON NATIONAL INSURANCE COMPANY

      B. [ ] File Number (if any): _________________________

      C. [ ] City: CARMEL     State: IN     Zip Code: 46032     Zip Ext.: 5424

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

112.  A. [ ] Sponsor Name: WASHINGTON NATIONAL INSURANCE COMPANY

      B. [ ] File Number (if any): ________________________

      C. [ ] City: CARMEL     State: IN     Zip Code: 46032     Zip Ext.: 5424

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

113.  A. [ ] Trustee Name:________N/A___________________________________________

      B. [ ] File Number (if any): ________________________

      C. [ ] City: ____________ State: ___ Zip Code: ________ Zip Ext.: ________

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

114.  A. [ ]Principal Underwriter Name: CONSECO EQUITY SALES, INC.

      B. [ ] File Number (if any): 8-14875

      C. [ ] City: CARMEL     State: IN     Zip Code: 46032     Zip Ext.: 5424

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

115.  A. [ ] Independent Public Accountant Name: PricewaterhouseCoopers LLP

      B. [ ] File Number (if any): ________________________

      C. [ ] City: INDIANAPOLIS   State: IN   Zip Code: 46282   Zip Ext.: ______

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

116.  Family of investment companies information:

      A. [ ] Is Registrant part of a family of investment companies? (Y/N) _N_

      B. Identify the family in 10 letters __ __ __ __ __ __ __ __ __ __

117.  A. [/] Is Registrant a separate account of an insurance company? (Y/N) ___

             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/] Variable annuity contracts? (Y/N)                               ___

      C. [/] Scheduled premium variable life contracts? (Y/N)                ___

      D. [/] Flexible premium variable life contracts? (Y/N)                 ___

      E. [/] Other types of insurance products registered under the
             Securities Act of 1933? (Y/N)                                   ___

118.  [/]    State the number of series existing at the end of the
             period that had securities registered under the Securities
             Act of 1933.                                                    ___

119.  [/]    State the number of new series for which registration
             statements under the Securities Act of 1933 became
             effective during the period.                                    ___

120.  [/]    State the total value of the portfolio securities on the
             date of deposit for the new series included in item 119
             ($000 omitted).                                                 ___

121.  [/]    State the number of series for which a current prospectus
             was in existence at the end of the period.                      ___

122.  [/]    State the number of existing series for which additional
             units were registered under the Securities Act of 1933
             during the current period.                                      ___

123.  [/]    State the total value of the additional units considered in
             answering item 122 ($000's omitted)                            $___

124.  [/]    State the total value of units of prior series that were
             placed in the portfolios of subsequent series during the
             current period (the value of these units is to be measured on the date they were placed in the subsequent series)
             ($000's omitted)                                               $___

125.  [/]    State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealer) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted)
                                                                            $___

Period Ending    12/31/00
File Number       811-1661

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any collected on units of a prior series placed in the portfolio of a subsequent
      series.) (000's omitted)                                              $___

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group or series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of   Total Assets   Total Income
                                          Series      (000's      Distributions
                                        Investing     omitted)   (000's omitted)
                                        ---------   ------------ ---------------
A.    U.S. Treasury direct issue         _______      $_______        $______

B.    U.S. Government agency             _______      $_______        $______

C.    State and municipal tax-free       _______      $_______        $______

D.    Public utility debt                _______      $_______        $______

E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent     _______      $_______        $______

F.    All other corporate intermed. &
      long-term debt                     _______      $_______        $______

G.    All other corporate
      short-term debt                    _______      $_______        $______

H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers                 _______      $_______        $______

I.    Investment company equity
      securities                            1         $  6,139        $   522

J.    All other equity securities        _______      $_______        $______

K.    Other securities                   _______      $_______        $______

L.    Total assets of all series
      of registrant                         1         $_______        $______

128.  [/]   Is the timely payment of principal and interest on any of
            the portfolio securities held by any of Registrant's series at the end of the current period insured of guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No),
            go to item 131.)                                                ___

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period? (Y/N)
            [If answer is "N" (No), go to item 131.)                        ____

Period Ending    12/31/00
File Number       811-1661

130.  [/]   In computation of NAV or offering price per unit, is any
            part of the value attributed to instrument identified in
            item 129 derived from insurance or guarantees? (Y/N)            ____

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)                             _62_

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____


                                    SIGNATURE

      The Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



City of:                        State of:                         Date:

Carmel                          Indiana                           March 1, 2001

Name of Registrant, Depositor, or Trustee:

Washington National Variable Annuity Fund A

By (Name and Title):                       Witness (Name and Title):



-----------------------------              -------------------------------------
Thomas J. Kilian                           Karl W. Kindig
President                                  Senior Vice President,
Washington National Insurance Company      Legal and Assistant Secretary
                                           Washington National Insurance Company